Janus Henderson Global Allocation Fund - Moderate

Schedule of Investments (unaudited)

September 30, 2019

Shares		Value
Investment Companies£ – 99.9%
Alternative Funds – 8.7%
Janus Henderson Diversified Alternatives Fund - Class N Shares	2,099,099	$20,319,277
Equity Funds – 57.5%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,212,064	12,326,690
Janus Henderson Asia Equity Fund - Class N Shares	277,413	2,918,380
Janus Henderson Contrarian Fund - Class N Shares	449,592	9,747,148
Janus Henderson Emerging Markets Fund - Class N Shares	599,861	5,272,782
Janus Henderson Enterprise Fund - Class N Shares	45,290	6,394,425
Janus Henderson Forty Fund - Class N Shares*	66,677	2,590,402
Janus Henderson Global Real Estate Fund - Class N Shares	222,761	2,913,717
Janus Henderson Global Research Fund - Class N Shares	54,517	4,403,299
Janus Henderson Global Select Fund - Class N Shares	762,055	11,400,336
Janus Henderson International Managed Volatility Fund - Class N Shares	1,321,335	11,455,977
Janus Henderson International Value Fund - Class N Shares	949,569	9,372,244
Janus Henderson Large Cap Value Fund - Class N Shares	902,079	12,665,194
Janus Henderson Mid Cap Value Fund - Class N Shares	473,919	7,331,534
Janus Henderson Overseas Fund - Class N Shares	484,509	14,835,661
Janus Henderson Small Cap Value Fund - Class N Shares	189,997	4,128,636
Janus Henderson Triton Fund - Class N Shares	206,422	6,436,243
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	880,499	10,319,447
		134,512,115
Fixed Income Funds – 33.7%
Janus Henderson Flexible Bond Fund - Class N Shares	597,793	6,318,676
Janus Henderson Global Bond Fund - Class N Shares	6,087,455	59,109,191
Janus Henderson Short-Term Bond Fund - Class N Shares	4,449,376	13,437,115
		78,864,982
Total Investments (total cost $208,890,030) – 99.9%		233,696,374
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		134,279
Net Assets – 100%		$233,830,653

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Capital Gain Distributions from Underlying Funds(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 9/30/19
Investment Companies - 99.9%
Alternative Funds - 8.7%
Janus Henderson Diversified Alternatives Fund - Class N Shares	$-	$(263,003)	$-	$(16,932)	$20,319,277
Equity Funds - 57.5%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	-	7,307	-	(241,830)	12,326,690
Janus Henderson Asia Equity Fund - Class N Shares	-	438	-	(54,391)	2,918,380
Janus Henderson Contrarian Fund - Class N Shares	-	10,066	-	212,787	9,747,148
Janus Henderson Emerging Markets Fund - Class N Shares	-	(13,363)	-	(413,021)	5,272,782
Janus Henderson Enterprise Fund - Class N Shares	-	553,808	-	(475,464)	6,394,425
Janus Henderson Forty Fund - Class N Shares*	-	209,260	-	(124,969)	2,590,402
Janus Henderson Global Real Estate Fund - Class N Shares	16,829	1,803,201	-	(1,581,758)	2,913,717
Janus Henderson Global Research Fund - Class N Shares	-	717,813	-	(704,032)	4,403,299

Investment Companies - 99.9%
Equity Funds - 57.5%
Janus Henderson Global Select Fund - Class N Shares	-	3,940	-	50,898	11,400,336
Janus Henderson International Managed Volatility Fund - Class N Shares	-	(3,464)	-	(207,461)	11,455,977
Janus Henderson International Value Fund - Class N Shares	-	(28,797)	-	(109,353)	9,372,244
Janus Henderson Large Cap Value Fund - Class N Shares	-	(12,222)	-	192,694	12,665,194
Janus Henderson Mid Cap Value Fund - Class N Shares	-	(9,493)	-	208,755	7,331,534
Janus Henderson Overseas Fund - Class N Shares	-	280,957	-	(566,798)	14,835,661
Janus Henderson Small Cap Value Fund - Class N Shares	-	192,571	-	(141,810)	4,128,636
Janus Henderson Triton Fund - Class N Shares	-	176,886	-	(386,916)	6,436,243
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	-	96,166	-	227,177	10,319,447
Total Equity Funds	$16,829	$3,985,074	$-	$(4,115,492)	$134,512,115
Fixed Income Funds - 33.7%
Janus Henderson Flexible Bond Fund - Class N Shares	45,116	547	-	113,307	6,318,676
Janus Henderson Global Bond Fund - Class N Shares	249,044	(30,411)	-	619,076	59,109,191
Janus Henderson Short-Term Bond Fund - Class N Shares	79,446	(1,887)	-	46,801	13,437,115
Total Fixed Income Funds	$373,606	$(31,751)	$-	$779,184	$78,864,982
Total Affiliated Investments - 99.9%	$390,435	$3,690,320	$-	$(3,353,240)	$233,696,374

(1) For securities that were affiliated for a portion of the period ended September 30, 2019, this column reflects amounts for the entire period ended September 30, 2019 and not just the period in which the security was affiliated.

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 9/30/19
Investment Companies - 99.9%
Alternative Funds - 8.7%
Janus Henderson Diversified Alternatives Fund - Class N Shares	2,506,646	4,110	(411,657)	2,099,099
Equity Funds - 57.5%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	1,230,767	5,760	(24,463)	1,212,064
Janus Henderson Asia Equity Fund - Class N Shares	226,600	56,385	(5,572)	277,413
Janus Henderson Contrarian Fund - Class N Shares	266,489	192,087	(8,984)	449,592
Janus Henderson Emerging Markets Fund - Class N Shares	699,527	1,175	(100,841)	599,861
Janus Henderson Enterprise Fund - Class N Shares	60,076	89	(14,875)	45,290
Janus Henderson Forty Fund - Class N Shares*	98,376	131	(31,830)	66,677
Janus Henderson Global Real Estate Fund - Class N Shares	599,970	1,721	(378,930)	222,761
Janus Henderson Global Research Fund - Class N Shares	106,979	107	(52,569)	54,517
Janus Henderson Global Select Fund - Class N Shares	572,013	205,329	(15,287)	762,055

Investment Companies - 99.9%
Equity Funds - 57.5%
Janus Henderson International Managed Volatility Fund - Class N Shares	1,138,797	209,113	(26,575)	1,321,335
Janus Henderson International Value Fund - Class N Shares	1,007,533	1,862	(59,826)	949,569
Janus Henderson Large Cap Value Fund - Class N Shares	846,730	73,521	(18,172)	902,079
Janus Henderson Mid Cap Value Fund - Class N Shares	270,983	212,406	(9,470)	473,919
Janus Henderson Overseas Fund - Class N Shares	573,663	950	(90,104)	484,509
Janus Henderson Small Cap Value Fund - Class N Shares	296,472	372	(106,847)	189,997
Janus Henderson Triton Fund - Class N Shares	216,018	404	(10,000)	206,422
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	818,410	79,825	(17,736)	880,499
Fixed Income Funds - 33.7%
Janus Henderson Flexible Bond Fund - Class N Shares	-	609,517	(11,724)	597,793
Janus Henderson Global Bond Fund - Class N Shares	6,814,972	37,559	(765,076)	6,087,455
Janus Henderson Short-Term Bond Fund - Class N Shares	2,239,801	2,297,966	(88,391)	4,449,376

Notes to Schedule of Investments (unaudited)

*	Non-income producing security.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Alternative Funds	$20,319,277	$-	$-
Equity Funds	134,512,115	-	-
Fixed Income Funds	78,864,982	-	-
Total Assets	$233,696,374	$-	$-

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.